Robin S. Yonis
Assistant Vice President
Investment Counsel
Law Department
Office: (949) 219-6767
Fax: (949) 219-3706
Email:Robin.Yonis@PacificLife.com

December 27, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Pacific Funds
File No. 333-61366

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Funds, that the Pacific Funds prospectus and statement of additional information dated July 1, 2002 (File No. 333-61366) that would have been filed under Rule 497(c) does not differ from that contained in the Fund’s Post Effective Amendment No. 7 on Form N-1A which was filed electronically with the Commission on December 18, 2002 (the “PEA”). Definitive supplements dated December 19, 2002 to the prospectus and statement of additional information of Pacific Funds that were contained in the PEA were filed separately pursuant to rule 497(c) on the date hereof.

Very truly yours,

/s/ Robin S. Yonis
Robin S. Yonis